SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance	$ 73
Current period provision	56
Write-offs
Balance	129
Accounting Standards Update 2022-02 [Member]
Balance	73
Previously Reported [Member]
Balance